Gabelli Capital Asset Fund
Schedule of Investments
March 31, 2024 (Unaudited)
1
Shares
Market
Value
Common Stocks — 100.0%
Aerospace and Defense — 5.3%
10,000
HEICO Corp. $ 1,910,000
2,200
Honeywell International Inc. 451,550
23,500
Kaman Corp. 1,077,945
3,439,495
Agriculture — 0.2%
2,500
Archer-Daniels-Midland Co. 157,025
Automobiles and Components — 1.6%
5,500
Dana Inc. 69,850
4,507
Garrett Motion Inc.† 44,800
2,000
Genuine Parts Co. 309,860
40,000
Iveco Group NV† 595,525
1,020,035
Broadcasting — 0.5%
21,000
TEGNA Inc. 313,740
Building and Construction — 2.8%
6,200
Griffon Corp. 454,708
8,000
Herc Holdings Inc. 1,346,400
1,801,108
Commercial and Professional Services — 0.5%
3,600
Rollins Inc. 166,572
800
Waste Management Inc. 170,520
337,092
Consumer Durables — 4.7%
1,600
Cavco Industries Inc.† 638,496
7,200
Skyline Champion Corp.† 612,072
21,000
Sony Group Corp., ADR 1,800,540
3,051,108
Consumer Services — 0.7%
3,500
Boyd Gaming Corp. 235,620
10,500
Canterbury Park Holding Corp. 237,405
473,025
Consumer Staples — 9.4%
25,500
Brown-Forman Corp., Cl. A 1,350,225
6,000
Campbell Soup Co. 266,700
35,000
Danone SA, ADR 453,250
13,200
Diageo plc, ADR 1,963,368
12,200 Fomento Economico Mexicano S.A.B. de
C.V., ADR 1,589,294
5,400
National Beverage Corp.† 256,284
2,500
The Coca-Cola Co. 152,950
1,648
Tootsie Roll Industries Inc. 52,785
6,084,856
Diversified Industrial — 6.4%
9,500
Crane Co. 1,283,735
600
Enpro Inc. 101,262
13,500
ITT Inc. 1,836,405
25,500
L.B. Foster Co., Cl. A† 696,405
Shares
Market
Value
2,500
Textron Inc. $ 239,825
4,157,632
Electrical Equipment — 5.1%
10,400
AMETEK Inc. 1,902,160
12,500
Franklin Electric Co. Inc. 1,335,125
300
Rockwell Automation Inc. 87,399
3,324,684
Energy — 3.1%
1,700
Chevron Corp. 268,158
4,000
ConocoPhillips 509,120
4,400
Devon Energy Corp. 220,792
23,000
Dril-Quip Inc.† 518,190
2,000
Exxon Mobil Corp. 232,480
30,000
RPC Inc. 232,200
1,980,940
Entertainment — 6.2%
10,000
Atlanta Braves Holdings Inc., Cl. A† 419,000
4,100
Atlanta Braves Holdings Inc., Cl. C† 160,146
64
Liberty Media Corp.-Liberty Live, Cl. A† 2,710
338
Liberty Media Corp.-Liberty Live, Cl. C† 14,811
12,144 Madison Square Garden Entertainment
Corp.† 476,166
42,500
Ollamani SAB† 76,771
100,000
Paramount Global, Cl. A 2,183,000
2,500
The Walt Disney Co. 305,900
17,000
Vivendi SE 185,239
20,000
Warner Bros Discovery Inc.† 174,600
3,998,343
Financials — 12.1%
4,500
American Express Co. 1,024,605
2,000
Bank of America Corp. 75,840
3,500
JPMorgan Chase & Co. 701,050
600
Marsh & McLennan Companies Inc. 123,588
10,500
Morgan Stanley 988,680
3,500
PROG Holdings Inc. 120,540
6,000
Ryman Hospitality Properties Inc., REIT 693,660
12,500
State Street Corp. 966,500
36,500
The Bank of New York Mellon Corp. 2,103,130
17,700
Wells Fargo & Co. 1,025,892
7,823,485
Health Care — 1.5%
11,000
Henry Schein Inc.† 830,720
4,000
Perrigo Co. plc 128,760
959,480
Information Technology — 5.7%
14,500
Corning Inc. 477,920
30,500
CTS Corp. 1,427,095
9,500
EchoStar Corp., Cl. A† 135,375
9,500
Texas Instruments Inc. 1,654,995
3,695,385
Machinery — 10.2%
123,000
CNH Industrial NV 1,594,080

Gabelli Capital Asset Fund
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
Shares
Market
Value
Common Stocks (Continued)
Machinery (Continued)
1,500
Deere & Co. $ 616,110
14,000
Flowserve Corp. 639,520
13,500
Graco Inc. 1,261,710
2,200
IDEX Corp. 536,844
7,500
The Eastern Co. 255,675
74,000
The L.S. Starrett Co., Cl. A† 1,175,860
700
Watts Water Technologies Inc., Cl. A 148,785
2,800
Xylem Inc. 361,872
6,590,456
Materials — 7.3%
45,000
Ampco-Pittsburgh Corp.† 97,650
35,200
Freeport-McMoRan Inc. 1,655,104
1,200
International Flavors & Fragrances Inc. 103,188
66,000
Myers Industries Inc. 1,529,220
36,000
Newmont Corp. 1,290,240
400
Sensient Technologies Corp. 27,676
4,703,078
Media — 6.5%
3,000
AMC Networks Inc., Cl. A† 36,390
10,000
Cogeco Inc. 420,066
6,000
Fox Corp., Cl. A 187,620
180,000
Grupo Televisa SAB, ADR 576,000
1,500
Liberty Broadband Corp., Cl. A† 85,680
1,800
Liberty Broadband Corp., Cl. C† 103,014
20,000
Liberty Latin America Ltd., Cl. A† 139,400
269
Liberty Latin America Ltd., Cl. C† 1,880
1,500 Liberty Media Corp.-Liberty Formula
One, Cl. A† 88,110
1,500 Liberty Media Corp.-Liberty Formula
One, Cl. C† 98,400
1,098
Liberty Media Corp.-Liberty SiriusXM† 32,622
6,700
Madison Square Garden Sports Corp.† 1,236,284
48,000
Sinclair Inc. 646,560
11,800
Sphere Entertainment Co.† 579,144
4,231,170
Publishing — 0.1%
24,000
The E.W. Scripps Co., Cl. A† 94,320
Retailing — 1.7%
8,400
CVS Health Corp. 669,984
2,000
Ingles Markets Inc., Cl. A 153,360
25,000
Sally Beauty Holdings Inc.† 310,500
1,133,844
Specialty Chemicals — 0.1%
500
Rogers Corp.† 59,345
Telecommunication Services — 4.1%
9,000
Liberty Global Ltd., Cl. A† 152,280
12,000
Liberty Global Ltd., Cl. C† 211,680
10,000
Millicom International Cellular SA, SDR† 203,849
8,500
Rogers Communications Inc., Cl. B 348,500
41,800
Telephone and Data Systems Inc. 669,636
Shares
Market
Value
29,800
United States Cellular Corp.† $ 1,087,700
2,673,645
Transportation — 2.4%
11,500
GATX Corp. 1,541,345
Utilities — 1.8%
21,800
National Fuel Gas Co. 1,171,096
Total Common Stocks 64,815,732
Closed-End Funds — 0.0%
7,500
Altaba Inc., Escrow†
18,000
Warrants — 0.0%
Materials — 0.0%
6,000 Ampco-Pittsburgh Corp., expire
08/01/25† 600
TOTAL INVESTMENTS — 100.0%
(Cost $27,300,160) $ 64,834,332
† Non-income producing security.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
SDR Swedish Depositary Receipt